Guarantee Of Registered Securities (Condensed Consolidating Statements Of Cash Flows) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	$ 442,500,000	$ 298,800,000
INVESTING ACTIVITIES
Additions to property and equipment	(273,400,000)	(164,700,000)
Other	800,000	900,000
Net cash provided by (used in) investing activities of continuing operations	(272,600,000)	(163,800,000)
FINANCING ACTIVITIES
Cash dividends paid	(175,700,000)	(116,500,000)
Reduction of long-term borrowings	(7,100,000)	(7,100,000)
Proceeds from exercise of share options	200,000	13,400,000
Advances from (to) affiliates	0	0
Other	(6,400,000)	(5,500,000)
Net cash provided by (used in) financing activities	(189,000,000)	(115,700,000)
DISCONTINUED OPERATIONS
Operating activities	(25,900,000)	43,500,000
Investing activities	1,800,000	11,900,000
Net cash provided by discontinued operations	(24,100,000)	55,400,000
Effect of exchange rate changes on cash and cash equivalents	100,000	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(43,100,000)	74,700,000
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	165,600,000	487,100,000
CASH AND CASH EQUIVALENTS, END OF PERIOD	122,500,000	561,800,000
Ensco Plc [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	(50,100,000)	(55,300,000)
INVESTING ACTIVITIES
Additions to property and equipment	0	0
Other	0	0
Net cash provided by (used in) investing activities of continuing operations	0	0
FINANCING ACTIVITIES
Cash dividends paid	(175,700,000)	(116,500,000)
Reduction of long-term borrowings	0	0
Proceeds from exercise of share options	200,000	13,400,000
Advances from (to) affiliates	221,300,000	179,400,000
Other	(4,100,000)	(3,700,000)
Net cash provided by (used in) financing activities	41,700,000	72,600,000
DISCONTINUED OPERATIONS
Operating activities	0	0
Investing activities	0	0
Net cash provided by discontinued operations	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,400,000)	17,300,000
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	46,500,000	271,800,000
CASH AND CASH EQUIVALENTS, END OF PERIOD	38,100,000	289,100,000
ENSCO International Inc. [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	(22,200,000)	(34,000,000)
INVESTING ACTIVITIES
Additions to property and equipment	(13,900,000)	0
Other	0	100,000
Net cash provided by (used in) investing activities of continuing operations	(13,900,000)	100,000
FINANCING ACTIVITIES
Cash dividends paid	0	0
Reduction of long-term borrowings	0	0
Proceeds from exercise of share options	0	0
Advances from (to) affiliates	35,600,000	32,200,000
Other	0	0
Net cash provided by (used in) financing activities	35,600,000	32,200,000
DISCONTINUED OPERATIONS
Operating activities	0	0
Investing activities	0	0
Net cash provided by discontinued operations	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(500,000)	(1,700,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	500,000	1,700,000
CASH AND CASH EQUIVALENTS, END OF PERIOD	0	0
Pride International, Inc. [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	(32,100,000)	11,300,000
INVESTING ACTIVITIES
Additions to property and equipment	0	0
Other	0	0
Net cash provided by (used in) investing activities of continuing operations	0	0
FINANCING ACTIVITIES
Cash dividends paid	0	0
Reduction of long-term borrowings	0	0
Proceeds from exercise of share options	0	0
Advances from (to) affiliates	29,400,000	18,700,000
Other	0	0
Net cash provided by (used in) financing activities	29,400,000	18,700,000
DISCONTINUED OPERATIONS
Operating activities	0	0
Investing activities	0	0
Net cash provided by discontinued operations	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,700,000)	30,000,000
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,900,000	85,000,000
CASH AND CASH EQUIVALENTS, END OF PERIOD	2,200,000	115,000,000
Other Non-Guarantor Subsidiaries Of Ensco [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	546,900,000	376,800,000
INVESTING ACTIVITIES
Additions to property and equipment	(259,500,000)	(164,700,000)
Other	800,000	800,000
Net cash provided by (used in) investing activities of continuing operations	(258,700,000)	(163,900,000)
FINANCING ACTIVITIES
Cash dividends paid	0	0
Reduction of long-term borrowings	(7,100,000)	(7,100,000)
Proceeds from exercise of share options	0	0
Advances from (to) affiliates	(286,300,000)	(230,300,000)
Other	(2,300,000)	(1,800,000)
Net cash provided by (used in) financing activities	(295,700,000)	(239,200,000)
DISCONTINUED OPERATIONS
Operating activities	(25,900,000)	43,500,000
Investing activities	1,800,000	11,900,000
Net cash provided by discontinued operations	(24,100,000)	55,400,000
Effect of exchange rate changes on cash and cash equivalents	100,000	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(31,500,000)	29,100,000
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	113,700,000	128,600,000
CASH AND CASH EQUIVALENTS, END OF PERIOD	82,200,000	157,700,000
Consolidating Adjustments [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities of continuing operations	0	0
INVESTING ACTIVITIES
Additions to property and equipment	0	0
Other	0	0
Net cash provided by (used in) investing activities of continuing operations	0	0
FINANCING ACTIVITIES
Cash dividends paid	0	0
Reduction of long-term borrowings	0	0
Proceeds from exercise of share options	0	0
Advances from (to) affiliates	0	0
Other	0	0
Net cash provided by (used in) financing activities	0	0
DISCONTINUED OPERATIONS
Operating activities	0	0
Investing activities	0	0
Net cash provided by discontinued operations	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 0	$ 0